Shareholder Report, Average Annual Return (Details) 194035_Innovator International Developed 10 Buffer ETF - Quarterly_TF_TSR Annual {TF}	12 Months Ended	16 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator International Developed 10 Buffer ETF™ - Quarterly
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator International Developed 10 Buffer ETF - Quarterly NAV
Average Annual Return, Percent	12.80%	10.57%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	23.03%	17.94%
MSCI EAFE Price (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Average Annual Return, Percent	19.91%	15.16%